Short-term investments	9 Months Ended
Sep. 30, 2024
Short-Term Investments [Abstract]
Short-term investments	Short-term investments The Company holds investments in marketable securities with the intention of selling these investments within a relatively short period of time (3-6 months). As such, gains or losses from holding or trading these securities were recognized in the Statements of Income. At September 30, 2024, short term investments comprised of fixed time deposits classified as trading.